Dividends and Legal Reserves - Additional Information (Detail) (JPY ¥) In Millions, except Per Share data	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Stockholders Equity Note [Line Items]
Dividends and legal reserves requirements	The Company Law of Japan provides that earnings in an amount equal to 10% of dividends of retained earnings shall be appropriated as a capital surplus or a legal reserve on the date of distribution of retained earnings until an aggregated amount of capital surplus and a legal reserve equals 25% of stated capital.
Dividends per share	¥ 51	¥ 34	¥ 77
Dividend declared
Stockholders Equity Note [Line Items]
Future dividend, declaration	Jun. 01, 2011
Future dividend, per share	¥ 15
Future dividend, aggregate	¥ 27,034
Future dividend, proposed and resolved in the general shareholders' meeting	Jun. 01, 2011